SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Summary of RSUs Granted

The following table summarizes the RSUs granted by the Company for the year ended December 31 2014:

RSUs granted by the Company	Outstanding RSUs	Weighted average grant date fair value
		RMB
Unvested, January 1, 2014	877,742	3,233
Granted	—	—
Cancelled	—	—
Vested	(432,402)	(1,593)
Forfeited	(12,938)	(48)

Unvested, December 31, 2014	432,402	1,592

Assumptions Used to Estimate Grant Date Fair Value of Warrants Granted

The fair value of the warrants granted during the year ended December 31, 2014 at its issuance date was estimated by the Company, with the assistance of an independent valuation firm, using the Black Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.61%
Expected dividend yield	—
Expected volatility rate	48.03%
Weighted average expected life	2.50
Estimated forfeiture rate	—

Binomial Option Pricing Model
Assumptions Used to Estimate Grant Date Fair Value of Warrants Granted

The grant date fair value of the warrants granted during the year ended December 31, 2014 was estimated using the binomial option pricing model with the following assumptions:

	January 13, 2014	January 26, 2014	April 1, 2014	October 8, 2014 and October 9, 2014
Risk-free interest rate	0.98%	1.32%	1.38%	0.07%~0.87%
Dividend yield	—	—	—	—
Expected volatility rate	55.17%	55.00%	55.75%	47.88%~52.58%
Weighted-average expected life	3.26	4.30	4.48	0.93~2.93
Estimated forfeiture rate	—	—	—	—
Fair value of the Company’s ordinary shares	US$1.45	US$1.37	US$1.37	US$1.37~US$1.45

V1 Group Limited
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date fair value of the equity awards granted during the years ended December 31, 2012, 2013 and 2014 was estimated using the Monte Carlo simulation model, the binomial option pricing model and the binomial option pricing model, respectively, with the following assumptions:

	February 6, 2012	February 8, 2013	January 13, 2014	January 13, 2014 (performance based)	October 8, 2014
Risk-free interest rate	0.75%	0.79%~0.84%	1.58%	0.27%~1.02%	1.55%
Dividend yield	2.00%	—	—	—	—
Expected volatility rate	51.64%	49.43%~ 50.02%	49.36%	44.77%~ 48.68%	55.73%
Weighted-average expected life	5.00	5.00	5.00	1.67~3.67	5.00
Estimated forfeiture rate	—	—	—	—	—
Suboptimal exercise factor	Not applicable	2	2	2	2.5
Fair value of the Company’s ordinary shares	RMB3.25	US$0.24~US$0.66	US$2.07	US$2.07	US$1.45

Granted to the Group's employees
Summary of Share Options Granted

The following table summarizes the share options granted to the Group’s employees during the year ended December 31, 2014:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2014	35,547,177	3.47	2.50	3.56	267,320
Granted	32,680,298	12.47	4.03
Forfeited	(1,946,755)	3.81	0.95
Exercised	(3,114,524)	3.47	2.55
Cancelled	(25,365,956)	12.64	3.75

Outstanding, December 31, 2014	37,800,240	5.08	3.06	2.92	108,282

Vested and expected to vest at December 31, 2014	37,800,240	5.08	3.06	2.92	108,282
Exercisable at December 31, 2014	13,116,822	3.48	2.44	2.49	58,526

Granted to Employees of V1 Group
Summary of Share Options Granted

The following table summarizes the share options granted to the employees of V1 Group during the year ended December 31, 2014:

Options granted to employees of V1 Group	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2014	2,194,163	3.81	0.95	3.10	15,749
Granted	—	—	—
Forfeited	—	—	—
Exercised	(168,476)	3.81	0.95

Outstanding, December 31, 2014	2,025,687	3.81	0.95	2.10	8,379

Vested and expected to vest at December 31, 2014	2,025,687	3.81	0.95	2.10	8,379
Exercisable at December 31, 2014	1,436,786	3.81	0.95	2.10	5,943

Non-employees
Summary of Share Options Granted

The following table summarizes the share options granted to non-employees of the Group during the year ended December 31, 2014:

Options granted to non-employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2014	840,000	2.92	5.12	4.10	6,781
Granted	—
Forfeited	—
Exercised	—

Outstanding, December 31, 2014	840,000	2.92	5.12	3.10	4,226

Vested and expected to vest at December 31, 2014	840,000	2.92	5.12	3.10	4,226
Exercisable at December 31, 2014	367,500	2.92	5.12	3.10	1,849

Employee
Summary of Warrants Granted

The following table summarizes the warrants granted to the Group’s employees during the year ended December 31, 2014:

Warrants granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2014	—
Granted	36,768,956	8.88	2.72	4.18	—
Forfeited	—
Exercised	—
Cancelled	—

Outstanding, December 31, 2014	36,768,956	8.88	2.72	3.18	—

Vested and expected to vest at December 31, 2014	19,858,314	8.88	2.75	2.69	—
Exercisable at December 31, 2014	—	—	—	—	—